Related Party Transactions (Details Narrative) - USD ($)			12 Months Ended
	May 02, 2016	Jun. 19, 2015	Dec. 31, 2016	Dec. 31, 2015
Officer compensation			$ 1,592,990	$ 2,126,243
Consulting fees			1,154,465	1,013,690
Matthew Banks [Member]
Director fees				20,000
Consulting fees				27,500
R & H Nominees Pty Ltd [Member]
Director fees			29,800	27,500
Comms Watch Pty Ltd [Member]
Director fees			0	4,500
Clem Tacca [Member]
Consulting fees			40,000	318,857
Ascendant SC Pty Ltd [Member]
Consulting fees			82,886	66,098
Ascendant SC Pty Ltd [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 25,000
Ascendant SC Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions	$ 35,000			10,000
VP Corporate Finance [Member]
Officer compensation				121,721
Bonus offset against common stock subscription				14,029
Frank Wilkie [Member]
Consulting fees			120,404	419,204
Payment of consulting fees				70,250
Frank Wilkie [Member] | Series G Preferred Stock [Member]
Consulting fees offset as consideration for stock subscriptions		$ 224,500
Frank Wilkie [Member] | Common Stock Subscriptions [Member]
Consulting fees offset as consideration for stock subscriptions			124,454
Judith Willoughby [Member]
Consulting fees			50,700	75,000
Payment of consulting fees				55,000
Judith Willoughby [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions			20,000
Custom Print Consulting [Member]
Consulting fees			26,000
Custom Print Consulting [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions			26,000
BW Equities Pty Ltd [Member]
Consulting fees			26,000
BW Equities Pty Ltd [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions			26,000
Worldwide Holdings LLC [Member]
Consulting fees			162,500
Consulting fees offset as consideration for stock subscriptions			162,500
Payment of consulting fees			150,000
Worldwide Holdings LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions			12,500
MZHCI LLC [Member]
Consulting fees			166,524
Payment of consulting fees			96,524
MZHCI LLC [Member] | Common Stock [Member]
Consulting fees offset as consideration for stock subscriptions			70,000
Chief Operating Officer [Member]
Officer compensation			243,000	250,000
Bonus offset against common stock subscription				20,000
Director [Member] | Gilmour & Company Pty Ltd [Member]
Director fees			0	27,500
Director [Member] | Matthew Banks [Member]
Director fees			29,800	27,500
Director [Member] | Ian Banks [Member] | Matthew Banks [Member]
Bonus offset against common stock subscription				7,500
2015 Consulting Contract [Member] | Chief Executive Officer [Member]
Officer compensation			$ 1,000,000	1,300,000
Bonus offset against common stock subscription				$ 220,079